Risk/Return Summary	Total
Inspire Global Hope ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Global Hope ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Global Hope ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index (“Large Cap Index”).

Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Inspire Global Hope ETF Inspire Global Hope ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.52%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Global Hope ETF | Inspire Global Hope ETF | USD ($)	53	167	291	653

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in the component securities of the Large Cap Index. CWM Advisors, LLC dba Inspire (the “Adviser” or Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects foreign (including emerging markets) and domestic equity securities from a global universe of publicly traded equity securities of companies with a market capitalization of $5 billion or greater and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

• Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

• Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

• Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

• Abortion Procedures - Company offers abortion procedures as a service.

• Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

• Alcohol - Company produces or specifically distributes alcoholic beverages.

• Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

• LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

• LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

• LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

• Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

• Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

• Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.

• Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.

• Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.

• Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.

• Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.

• Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.

• Political Action - Company exhibits above average Political Action performance relative to its industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government's ability to serve the public interest.

• Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.

• Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company's overall impact on their communities, positive human rights behaviors, philanthropy and charity.

• Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company's overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 400 securities with the highest Inspire Impact Scores® are included in the Large Cap Index and are equally weighted. The Large Cap Index will typically be comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores® of the securities in the Large Cap Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security falls below an acceptable level, the security is removed from the Large Cap Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion (US Dollars) or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Large Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Large Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Large Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by APs at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

• Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○ In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○ The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. ?

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Large Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Large Cap Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Large Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Large Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Large Cap Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Large Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Large Cap Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Large Cap Index does not.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	14.27%
Worst Quarter:	4th Quarter 2018	(12.95)%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended February 29, 2020 was (11.95)%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Inspire Global Hope ETF	Label	One Year	Since Inception	Inception Date
Inspire Global Hope ETF	Return before taxes	27.90%	9.61%	Feb. 27, 2017
Inspire Global Hope ETF | Return after taxes on distributions		27.20%	8.97%
Inspire Global Hope ETF | Return after taxes on distributions and sale of Fund shares		16.95%	7.35%
Inspire Global Hope Large Cap Equal Weight Index		28.28%	10.40%
S&P Global 1200 Total Return Index		28.23%	12.04%
MSCI All Country World Index Net Total Return (USD)		26.60%	10.96%

Performance Table Footnotes

In prior prospectuses, the Fund compared its performance against the MSCI All Country World Index as its primary benchmark. The Adviser believes the S&P Global 1200 Index – Total Return is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P Global 1200 Index – Total Return will replace the MSCI All Country World Index as the Fund’s primary benchmark in future comparisons.

Inspire Small/Mid Cap Impact ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Small/Mid Cap Impact ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Small/Mid Cap Impact ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index (“Small/Mid Cap Index”).

Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Inspire Small/Mid Cap Impact ETF Inspire Small/Mid Cap Impact ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%
[1]	Acquired Fund Fees and Expenses, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Effective April 1, 2020, the Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Small/Mid Cap Impact ETF | Inspire Small/Mid Cap Impact ETF | USD ($)	61	201	353	795

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in the component securities of the Small/Mid Cap Weight Index. CWM Advisors, LLC dba Inspire (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects securities from a universe of publicly traded, domestic small and mid capitalization equity securities of companies with market capitalizations between $1 billion and $3.5 billion and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world through various environmental, social and governance criterion. Under normal circumstances, 50% of the index will be comprised of equities of companies with market capitalizations between $1 billion and $2 billion, and 50% of the index will be comprised of equities of companies with market capitalizations between $2 billion and $3.5 billion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

• Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

• Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

• Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

• Abortion Procedures - Company offers abortion procedures as a service.

• Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

• Alcohol - Company produces or specifically distributes alcoholic beverages.

• Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

• LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

• LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

• LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

• Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

• Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

• Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.

• Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.

• Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.

• Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.

• Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.

• Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.

• Political Action - Company exhibits above average Political Action performance relative to its industry peer group.

This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government's ability to serve the public interest.

• Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.

• Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company's overall impact on their communities, positive human rights behaviors, philanthropy and charity.

• Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company's overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 500 securities with the highest Inspire Impact Scores are included in the Small/Mid Cap Index and are equally weighted. The Inspire Impact Scores® of the securities in the Small/Mid Cap Index are reviewed periodically (at least annually), and the Small/Mid Cap Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Small/Mid Cap Index and replaced with a higher scoring security.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic small and mid capitalization equity securities. The Index Provider defines small and mid capitalization companies to be those with a market cap of less than $10 billion, and under normal circumstances targets companies with market capitalizations between $1 billion and $3.5 billion. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Small/Mid Cap Index concentrates in an industry or group of industries.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Small/Mid Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Small/Mid Cap Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Small/Mid Cap Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score® .

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Small/Mid Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value and price of shares to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants (“APs”) at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling Shares

• Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○ The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. ?

Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Small/Mid Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Small/Mid Cap Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Small/Mid Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Small/Mid Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Small/Mid Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Small/Mid Cap Index does not.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	14.94%
Worst Quarter:	4th Quarter 2018	(20.06)%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended February 29, 2020 was (13.86)%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Inspire Small/Mid Cap Impact ETF	Label	One Year	Since Inception	Inception Date
Inspire Small/Mid Cap Impact ETF	Return before taxes	24.43%	6.66%	Feb. 27, 2017
Inspire Small/Mid Cap Impact ETF | Return after taxes on distributions		24.15%	5.97%
Inspire Small/Mid Cap Impact ETF | Return after taxes on distributions and sale of Fund shares		14.63%	4.94%
Inspire Small/Mid Cap Impact Equal Weight Index		25.09%	7.35%
S&P SmallCap 600 Equal Weight Total Return Index		21.01%	6.04%
S&P 500 Total Return Index		31.49%	13.75%

Performance Table Footnotes

In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index as its primary benchmark. The Adviser believes the S&P SmallCap 600 Equal Weight Total Return Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P SmallCap 600 Equal Weight Total Return Index will replace the S&P 500 Total Return Index as the Fund’s primary benchmark in future comparisons.

Inspire Corporate Bond Impact ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire Corporate Bond Impact ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire Corporate Bond Impact ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index (“Corporate Bond Index”).

Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Inspire Corporate Bond Impact ETF Inspire Corporate Bond Impact ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Corporate Bond Impact ETF | Inspire Corporate Bond Impact ETF | USD ($)	51	160	280	628

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in the component securities of the Corporate Bond Index. CWM Advisers, LLC dba Inspire (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more, have credit ratings of BBB- or higher from Standard and Poor’s or Baa3 or higher from Moody’s and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

• Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

• Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

• Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

• Abortion Procedures - Company offers abortion procedures as a service.

• Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

• Alcohol - Company produces or specifically distributes alcoholic beverages.

• Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

• LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

• LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

• LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

• Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

• Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

• Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.

• Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.

• Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.

• Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.

• Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.

• Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.

• Political Action - Company exhibits above average Political Action performance relative to its industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government’s ability to serve the public interest.

• Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.

• Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company’s overall impact on their communities, positive human rights behaviors, philanthropy and charity.

• Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company’s overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. Two hundred fifty (250) Bonds from the top 200 issuers with the highest Inspire Impact Scores® are included in the Corporate Bond Index and under normal circumstances are equally weighted across four maturity tranches of 0-3 years, 3-5 years, 5-7 years and 7-10 years, to arrive at an average maturity of approximately 5 years of all holdings. The Inspire Impact Scores® of the securities in the Corporate Bond Index are reviewed periodically (at least annually), and the Corporate Bond Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security falls below an acceptable level, the security is removed from the Corporate Bond Index and replaced with a higher scoring security.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Corporate Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Corporate Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the APs at net asset value (“NAV”) only in Creation Units. A retail investor generally incurs brokerage costs when selling Shares.

• Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○ The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market and Geopolitical Risk.  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Corporate Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Corporate Bond Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Corporate Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Corporate Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Corporate Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Corporate Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Corporate Bond Index does not.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	3.15%
Worst Quarter:	1st Quarter 2018	(1.40)%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended February 29, 2020 was 2.20%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Inspire Corporate Bond Impact ETF	Label	One Year	Since Inception	Inception Date
Inspire Corporate Bond Impact ETF	Return before taxes	8.31%	3.42%	Jul. 10, 2017
Inspire Corporate Bond Impact ETF | Return after taxes on distributions		7.15%	2.46%
Inspire Corporate Bond Impact ETF | Return after taxes on distributions and sale of Fund shares		4.92%	2.20%
Inspire Corporate Bond Impact Equal Weight Index		9.85%	4.54%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index		9.52%	4.22%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index		8.72%	4.04%

Performance Table Footnotes

In prior prospectuses, the Fund compared its performance against the Bloomberg Barclays U.S. Aggregate Bond Total Return Index as its primary benchmark. The Adviser believes the Bloomberg Barclays U.S. Intermediate Credit Total Return Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Bloomberg Barclays U.S. Intermediate Credit Total Return Index will replace the Bloomberg Barclays U.S. Aggregate Bond Total Return Index as the Fund’s primary benchmark in future comparisons.

Inspire 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire 100 ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Inspire 100 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index (the “100 Index”).
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Inspire 100 ETF Inspire 100 ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund's expense cap in place at the time such expenses were waived, and (ii) the Fund's current expense cap at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the Fund's adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire 100 ETF | Inspire 100 ETF | USD ($)	36	160	296	693

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in the component securities of the 100 Index. CWM Advisors, LLC dba Inspire (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects domestic large capitalization equity securities (capitalizations of $20 billion or more) using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

• Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

• Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

• Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

• Abortion Procedures - Company offers abortion procedures as a service.

• Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

• Alcohol - Company produces or specifically distributes alcoholic beverages.

• Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

• LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

• LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

• LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

• Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

• Tobacco - Company derives revenue from growing, manufacturing or distributing tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

• Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.

• Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.

• Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.

• Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.

• Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.

• Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.

• Political Action - Company exhibits above average Political Action performance relative to its industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government's ability to serve the public interest.

• Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.

• Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company's overall impact on their communities, positive human rights behaviors, philanthropy and charity.

• Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company's overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 100 securities with the highest Inspire Impact Scores® are included in the 100 Index and are market capitalization weighted. The Inspire Impact Scores® of the securities in the Index are reviewed semi-annually for activities that would cause it to be removed from the investment universe due to participation in the activities described above that do not align with biblical values, and the 100 Index is rebalanced annually. If, upon review, the Inspire Impact Score® of a security falls below the threshold level for inclusion in the Index, the security is removed from the Index and replaced with a higher scoring security.

The Adviser may use a representative sampling indexing strategy in an attempt to track the 100 Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the 100 Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the 100 Index concentrates in an industry or group of industries.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the 100 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score® and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score®.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the APs at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling Shares.

• Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○ The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Market and Geopolitical Risk.  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 100 Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the 100 Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the 100 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 100 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the 100 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the 100 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the 100 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the 100 Index does not.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	15.37%
Worst Quarter:	4th Quarter 2018	(14.70)%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended February 29, 2020 was (6.17)%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Inspire 100 ETF	Label	One Year	Since Inception	Inception Date
Inspire 100 ETF	Return before taxes	29.70%	11.12%	Oct. 30, 2017
Inspire 100 ETF | Return after taxes on distributions		29.27%	10.73%
Inspire 100 ETF | Return after taxes on distributions and sale of Fund shares		17.84%	8.54%
S&P 500 Total Return Index		31.49%	13.31%
Inspire 100 Index		30.86%	11.91%

Inspire International ESG ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Inspire International ESG ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Inspire International ESG ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index (“Global Hope ex-US Index”).

Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Inspire International ESG ETF Inspire International ESG ETF
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.35%	[1]
Total Annual Fund Operating Expenses	0.80%
[1]	Other Expenses are estimated for the current fiscal year because the Fund has only recently commenced operations.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire International ESG ETF | Inspire International ESG ETF | USD ($)	82	255	444	990

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended November 30, 2019, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund generally will invest at least 80% of its total assets in the component securities of the Global Hope ex-US Index. CWM Advisors, LLC dba Inspire (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’ investment adviser) selects foreign (including emerging markets) equity securities from a global universe of publicly traded equity securities of foreign and emerging market companies with a market capitalization of $5 billion US Dollars or greater and which have an Inspire Impact Score® of zero or higher. The Inspire Impact Score® is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world through various environmental, social and governance criterion. The Fund holds a representative sample of the securities that make up the Index.

The methodology removes from the investment universe the securities of any company that has any degree of participation in the following activities or products that do not align with biblical values:

• Abortifacients - Company produces abortifacient drugs. This category includes all pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed.

• Abortion Philanthropy - Corporate guided philanthropy to organizations that advocate for or provide abortions (excludes employee matching programs.)

• Abortion Legislation - Corporate sponsored political, legal or other activism that advocates for or provides abortions.

• Abortion Procedures - Company offers abortion procedures as a service.

• Gambling - Company generates revenue from gambling. This category includes the operation of casinos or other gambling facilities, as well as manufacturing gambling machinery and or other gambling specific equipment.

• Alcohol - Company produces or specifically distributes alcoholic beverages.

• Human Rights - Exploitative labor practices, working conditions or partnerships with exploitative supply partners, including unjust governmental entities and regimes.

• LGBT Legislation - Corporate sponsored legal, political or other activism that advocates for the promotion and acceptance of the LGBT lifestyle.

• LGBT Philanthropy - Corporate guided philanthropy to organizations that advocate for the promotion and acceptance of the LGBT lifestyle (excludes employee match programs).

• LGBT Promotion - Provides products or services designed specifically for the promotion and acceptance of the LGBT lifestyle, or otherwise uses corporate influence for the promotion and acceptance of the LGBT lifestyle.

• Pornography - Company produces or distributes pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games which contain pornographic content.

• Tobacco - Company derives revenue from growing, manufacture or distribution of tobacco products.

The methodology then assigns a positive score based on the company’s track record of acting in alignment with biblical values across the following environmental, social and governance (ESG) categories:

• Corporate Governance - Company exhibits above average Corporate Governance performance relative to its industry peer group. This category considers ownership structure, voting, proxy procedures, board structure and tenure, ethical business practices and executive compensation.

• Data Security & Privacy - Company exhibits above average Data Security & Privacy performance relative to its industry peer group. This category considers data and privacy policies and practices related to the corporation and customer data.

• Environmental Stewardship - Company exhibits above average Environmental stewardship performance relative to its industry peer group. This category considers impacts on the atmosphere, land and water including carbon emissions, deforestation, biodiversity, waste water, water pollution and other environmental stewardship issues.

• Innovation - Company exhibits above average Innovation performance relative to its industry peer group. This category considers quality and innovation throughout all aspects of product development and distribution, including R&D, packaging and disposal.

• Labor Practices - Company exhibits above average Labor Practices performance relative to its industry peer group. This category considers compliance with fair labor standards for union and non-union employees, including employee retention, education, training, health, safety, compensation, benefits, diversity and mentoring programs.

• Marketing Ethics - Company exhibits above average Marketing Ethics performance relative to its industry peer group. This category considers honest and appropriate communications and marketing channels, transparent product labeling and social impact of marketing efforts.

• Political Action - Company exhibits above average Political Action performance relative to its industry peer group. This category considers lobbying practices, attempts at regulatory capture and undue political influence such that undermines the government’s ability to serve the public interest.

• Renewable Energy - Company exhibits above average Renewable Energy performance relative to its industry peer group for the production and/or use of renewable, sustainable energy.

• Social Impact - Company exhibits above average Social Impact performance relative to its industry peer group. This category considers a company’s overall impact on their communities, positive human rights behaviors, philanthropy and charity.

• Supply Chain - Company exhibits above average Supply Chain performance relative to its industry peer group. This category considers a company’s overall governance of their supply chain, including social and environmental impacts and ensuring proper compliance with international human rights standards.

The Index Provider relies exclusively on software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores® to a company. The 200 securities with the highest Inspire Impact Scores® are included in the Global Hope ex-US Index and are equally weighted. The Global Hope ex-US Index will typically be comprised of 80% in developed foreign securities, and 20% in emerging market securities. The Inspire Impact Scores® of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score® of a security is negative, the security is removed from the Index and replaced with a positive scoring security.

The equity securities included in the Index are typically foreign securities of companies with capitalization of $5 billion (US Dollars) or more. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Global Hope ex-US Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Global Hope ex-US Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

• Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risk. The Fund and each Underlying Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants (“APs”) at NAV in large blocks known as “Creation Units.” An AP may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

• Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

○ The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available publicly available information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all ESG factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk.  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Global Hope ex-US Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Global Hope ex-US Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Global Hope ex-US Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Global Hope ex-US Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Risk. The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Global Hope ex-US Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Global Hope ex-US Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Global Hope ex-US Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Hope ex-US Index does not.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.